UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
BAN — Bond Anticipation Notes
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.75% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.4%)

Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	$1,075,000	$1,211,848
5.00%, 9/15/33	AA	125,000	141,734

			1,353,582
Arizona (4.2%)

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	750,000	810,105

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	1,000,000	1,163,520

Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,235,479

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	A/F	1,000,000	1,044,730
4.00%, 5/15/29	A/F	1,000,000	1,055,310

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	1,500,000	1,532,550

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/37	AA-	315,000	355,178
(Greathearts, AZ), Ser. A, 5.00%, 7/1/37	AA-	750,000	842,513

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,000,000	1,198,550

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds, (Scottsdale Hlth. Care), Ser. C, AGM, 5.00%, 9/1/35	AA	2,000,000	2,118,040

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,750,000	1,841,140

			14,197,115
California (7.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	500,000	549,660

CA Muni. Fin. Auth. Rev. Bonds, (Biola U.), 5.00%, 10/1/38	Baa1	1,200,000	1,297,872

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	1,000,000	1,076,540

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6.625%, 11/15/24	BBB+/F	2,000,000	2,126,660
AGM, 5.00%, 11/15/44	AA	500,000	548,985

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	873,417

Foothill-De Anza, Cmnty. College Dist. COP
5.00%, 4/1/36	AA+	200,000	223,300
5.00%, 4/1/35	AA+	250,000	279,433
5.00%, 4/1/33	AA+	300,000	336,063

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.00%, 6/1/28	BBB	500,000	567,895
Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	4,242,550

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,038,818

Merced, City School Dist. G.O. Bonds, (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	957,641
zero %, 8/1/24	AA-	1,125,000	939,229
zero %, 8/1/23	AA-	1,065,000	921,843
zero %, 8/1/22	AA-	1,010,000	906,566

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	4,996,420

Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/27	A3	315,000	335,069

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	1,000,000	1,061,910

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, (Intl. Arpt.), Ser. F, 5.00%, 5/1/40	A1	1,250,000	1,314,263

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	350,000	388,329

San Mateo, Union High School Dist. G.O. Bonds, (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	1,100,000	923,571

Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	402,645

			26,308,679
Colorado (1.7%)

Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. B, 5.25%, 11/15/32	A2	1,500,000	1,678,260

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.322%, 9/1/39	A3	1,000,000	1,008,650

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	3,525,000	1,906,250

High Plains Co. Metro. Dist. G.O. Bonds, NATL
5.00%, 12/1/35	Baa2	295,000	328,713
4.00%, 12/1/47	Baa2	750,000	741,000

			5,662,873
Connecticut (0.8%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20), (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	1,000,000	986,630

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F
5.00%, 7/1/34	BBB+/F	1,250,000	1,353,463
5.00%, 7/1/33	BBB+/F	250,000	271,423

			2,611,516
Delaware (0.7%)

DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/35	AA-	1,000,000	1,029,370

DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.62%, 10/1/38	VMIG1	1,500,000	1,500,000

			2,529,370
District of Columbia (2.2%)

DC Rev. Bonds, (Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	1,250,000	1,384,175

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,500,000	2,814,175
Ser. B, 5.00%, 10/1/37	AA+	1,010,000	1,146,946

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail), 5.00%, 10/1/53	Baa1	2,000,000	2,122,320

			7,467,616
Florida (4.5%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds, (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,307,225

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5.375%, 10/1/29	A1	1,000,000	1,047,230

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	360,000	366,980

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,493,828

Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	2,177,540

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,051,440

Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	1,755,000	1,824,375

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,075,330

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/23	A-/F	1,630,000	1,779,096

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,227,500

South Lake Hosp. Dist. Rev. Bonds, (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	660,000	680,546

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	263,066

			15,294,156
Georgia (3.3%)

Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/21	A3	1,250,000	1,357,263

Atlanta, Tax Allocation Bonds, (Beltline), Ser. B, 5.00%, 1/1/31	A2	675,000	766,820

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	2,000,000	1,984,140

Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	900,000	975,033

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,041,220
5.00%, 3/1/37	BBB-/F	200,000	210,184

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	3,000,000	3,325,710

Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	1,500,000	1,653,585

			11,313,955
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	216,812

			216,812
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.25%, 11/15/37	A-/F	250,000	275,248

			275,248
Idaho (0.9%)

ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	3,000,000	3,100,740

			3,100,740
Illinois (9.2%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,600,000	1,771,712
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,104,520
Ser. A, 5.25%, 1/1/33	BBB+	700,000	723,828

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/35	B	750,000	757,440
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	871,150

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	538,020

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	115,000	124,724
Ser. D, 5.25%, 1/1/33	A2	1,000,000	1,102,240
Ser. F, 5.00%, 1/1/40	A2	1,045,000	1,085,201

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	526,645
Ser. C, 5.00%, 1/1/39	A	750,000	797,963
(2nd Lien), 5.00%, 1/1/39	A	565,000	598,640
Ser. C, 5.00%, 1/1/34	A	400,000	428,492
Ser. C, 5.00%, 1/1/33	A	405,000	434,832

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	722,453

IL Fin. Auth. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,615,068

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	600,000	609,126
5.00%, 1/1/41	Baa3	340,000	344,729
5.00%, 11/1/34	Baa3	1,900,000	1,944,897
Ser. C, 5.00%, 11/1/29	Baa3	1,000,000	1,032,830
5.00%, 8/1/21	Baa3	1,000,000	1,039,690

IL State Fin. Auth. Rev. Bonds
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA-	1,500,000	1,693,410
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	400,000	401,144

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	529,670

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/32	Aa3	2,000,000	2,273,440

Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	BB+	300,000	321,519

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/22	A	5,500,000	4,626,325

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,138,930

Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,000,000	1,117,460

			31,276,098
Indiana (0.3%)

IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,081,820

			1,081,820
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	1,455,000	1,514,975

			1,514,975
Kentucky (2.4%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	500,000	554,195

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 4.00%, 12/1/41	AA	1,000,000	1,007,110

KY State Property & Bldg. Comm. Rev. Bonds, (Project No. 84), NATL, 5.00%, 8/1/20	A1	1,650,000	1,748,835

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	2,750,000	3,116,878

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.)
Ser. A, 6.25%, 6/1/39	A	800,000	835,536
Ser. B, 5.625%, 9/1/39	A	1,000,000	1,045,040

			8,307,594
Louisiana (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	800,000	888,480

			888,480
Maryland (0.2%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	500,000	532,455

			532,455
Massachusetts (5.0%)

MA State G.O. Bonds, Ser. E, 4.00%, 4/1/46	Aa1	2,275,000	2,324,618

MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	1,000,000	1,041,790

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.80%, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	748,076
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	725,000	756,987
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	445,000	453,985
(Emerson College), Ser. A, 5.50%, 1/1/30 (Prerefunded 1/1/20)	BBB+	180,000	190,012
(Suffolk U.), 5.125%, 7/1/40	Baa2	500,000	521,010
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,200,000	2,410,936
(Suffolk U.), 5.00%, 7/1/36	Baa2	400,000	441,392

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB, (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,000,000	1,038,060

MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 1/1/22	AA	1,000,000	1,045,720

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2.75%, 12/1/41	Aa1	310,000	311,535

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	5,000,000	5,653,400

			16,937,521
Michigan (5.4%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,232

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,500,000	2,732,600

Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/27	A2	1,000,000	1,113,250
5.00%, 11/1/41	A	2,200,000	2,418,020

Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,073,940

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,092,650
(Henry Ford Hlth. Syst.), 5.00%, 11/15/41	A	600,000	662,646
Ser. H-1, 5.00%, 10/1/39	AA-	525,000	566,433
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	400,000	436,120
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	200,000	217,796
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	153,580
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	784,056

MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	4,000,000	4,524,120

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5.00%, 10/1/25 (Prerefunded 10/1/18)	Aa2	1,000,000	1,013,370

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/27	AA	1,775,000	1,779,438

			18,573,251
Minnesota (0.2%)

MN State Higher Ed. Fac. Auth. Rev. Bonds, (Carleton College)
4.00%, 3/1/37	Aa2	130,000	135,599
4.00%, 3/1/36	Aa2	400,000	417,540

			553,139
Mississippi (1.4%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5.00%, 5/1/37	A2	1,750,000	1,792,123

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. C, 1.55%, 12/1/30	VMIG1	3,000,000	3,000,000

			4,792,123
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	1,000,000	1,089,520

			1,089,520
Nevada (0.3%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	525,000	584,294

Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	410,000	428,491

			1,012,785
New Hampshire (0.8%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	500,000	544,020
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,178,900

			2,722,920
New Jersey (3.5%)

Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	769,272

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	372,141
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,279,840

NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. A, 5.625%, 6/1/30	AA	1,000,000	1,035,920

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/33	A+	1,350,000	1,501,659

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,040,440
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	800,000	875,272
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	828,885
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/27	A+	650,000	718,855

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,250,000	1,388,988

			11,811,272
New Mexico (0.9%)

NM State Muni. Energy Acquisition Auth. Gas Supply FRN Mandatory Put Bonds (8/1/19), Ser. B, 2.014%, 11/1/39	A1	2,000,000	2,000,580

Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	980,000	1,011,017

			3,011,597
New York (7.0%)

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	385,000	416,508
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	15,000	16,521

Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	1,000,000	1,223,770

Metro. Trans. Auth. Mandatory Put Bonds (2/15/20), Ser. C-2B, 5.00%, 11/15/34	A1	2,000,000	2,105,420

Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A1	500,000	553,940
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	2,600,000	2,731,690

Metro. Trans. Auth. BAN Rev. Notes, Ser. A-3, 4.00%, 8/15/19	AA-	6,000,000	6,173,520

Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.20%, 11/1/26	AA	2,165,000	2,167,165

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	2,000,000	2,067,820

NY City, G.O. Bonds, Ser. C, 5.00%, 8/1/32	Aa2	2,700,000	3,080,727

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. B, 5.00%, 2/15/34	AAA	2,000,000	2,304,500

Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term), 6.00%, 12/1/42	Baa1	900,000	984,843

			23,826,424
North Carolina (—%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds, (Meredith College), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	15,000	15,052

			15,052
Ohio (2.5%)

American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/26	A	500,000	571,940

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5.75%, 6/1/34	B-	500,000	497,070
5.375%, 6/1/24	B-	1,000,000	995,090

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	747,782

Lucas Cnty., Hlth. Care Fac. Rev. Bonds, (Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	693,947

OH Hsg. Fin. Agcy. Rev. Bonds, (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	110,000	112,120

OH State Rev. Bonds, (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,015,000	1,136,577

OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,311,288

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	Aa3	1,250,000	1,351,938

Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	500,000	552,855

Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	569,920

			8,540,527
Oregon (0.1%)

Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	315,000	315,769

			315,769
Pennsylvania (7.8%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5.25%, 12/1/32	AA-	670,000	749,837

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	500,000	521,190

Berks Cnty., Muni. Auth. Rev. Bonds, (Reading Hosp. & Med. Ctr.), Ser. A-3
5.50%, 11/1/31	A	1,500,000	1,579,335
U.S. Govt. Coll., 5.50%, 11/1/31 (Prerefunded 11/1/19)	AAA/P	1,500,000	1,573,875

Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds), 5.00%, 6/1/32	A1	1,000,000	1,125,560

Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	323,145

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A1	1,305,000	1,356,352
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	1,195,000	1,247,927

Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	500,000	559,090

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	500,000	500,785

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 6.20%, 4/1/39	A1	1,900,000	1,969,046

PA State COP, Ser. A
5.00%, 7/1/38	A2	750,000	823,320
5.00%, 7/1/30	A2	200,000	226,344

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/2/18), (Republic Svcs., Inc.), Ser. B, 1.65%, 12/1/30	A-2	500,000	500,030

PA State Higher Edl. Fac. Auth. Rev. Bonds, (East Stroudsburg U.), 5.00%, 7/1/31	Baa3	760,000	791,076

PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/33	AA	1,885,000	2,039,118

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	675,000	737,775
Ser. A, 5.00%, 12/1/38	A1	650,000	711,646
Ser. 2nd, 5.00%, 12/1/35	A3	1,000,000	1,109,140

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/26	A2	500,000	574,740

PA State U. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa1	1,830,000	2,082,064

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	855,000	905,462
(1998 Gen. Ordinance), Ser. 14, 5.00%, 10/1/34	A	1,000,000	1,120,080

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,288,994

Pittsburgh, G.O. Bonds, Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,392,138

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	287,613

Wilkes-Barre, Fin. Auth. Rev. Bonds, (U. of Scranton), 5.00%, 11/1/40 (Prerefunded 11/1/20)	A-	500,000	537,120

			26,632,802
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	399,314
5.00%, 5/15/26	BBB+	580,000	655,649

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,026,330

			2,081,293
South Carolina (2.5%)

Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group), 5.00%, 11/1/29	A1	500,000	574,535

Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	651,711

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,353,910
Ser. A, 5.50%, 12/1/54	A1	1,000,000	1,092,630
Ser. A, 5.00%, 12/1/50	A1	2,000,000	2,141,300
(Oblig.), Ser. B, 5.00%, 12/1/37	A1	500,000	549,715

			8,363,801
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38	A-	1,850,000	1,957,374

			1,957,374
Texas (15.2%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/37	AAA	725,000	818,583
4.00%, 12/1/32	AAA	375,000	394,241
4.00%, 12/1/29	AAA	500,000	538,240

Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A3	600,000	670,104
5.00%, 10/1/33	A3	400,000	450,148

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	500,000	527,655

Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	300,000	325,785

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	350,000	396,610
PSFG, 4.00%, 8/15/30	AAA	1,000,000	1,076,290
PSFG, 4.00%, 8/15/29	AAA	1,500,000	1,621,995

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,500,000	2,788,250

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	1,160,000	1,299,536

Fort Bend Indpt. School Dist. Mandatory Put Bonds (8/1/21), Ser. D, PSFG, 1.50%, 8/1/42	AAA	2,500,000	2,435,450

Harris Cnty., Rev. Bonds, Ser. A, 5.00%, 8/15/31	Aa2	1,000,000	1,155,250

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa3	500,000	527,940

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.62%, 12/1/24	A-1+	3,000,000	3,000,000

Houston, G.O. Bonds, ( Indpt. School Dist.), Ser. A, PSFG, 4.00%, 2/15/34	Aaa	1,815,000	1,901,539

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	1,000,000	1,119,780
Ser. B, 5.00%, 11/15/36	Aa2	3,000,000	3,419,760

Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 8/15/40	AAA	2,000,000	2,271,160

Liberty Hill, Indep. School Dist. G.O. Bonds, PSFG
5.00%, 8/1/30	Aaa	1,100,000	1,274,438
5.00%, 8/1/28	Aaa	625,000	729,113

Matagorda Cnty., Poll. Control Rev. Bonds, (Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	600,000	641,100

New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	400,000	414,760

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35	Baa3	800,000	860,176
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29	Baa3	500,000	554,530

North TX, Thruway Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 1/1/36	AA	1,000,000	1,035,540

North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. A
6.25%, 1/1/24	A	655,000	673,202
FCS, U.S. Govt. Coll., 6.25%, 1/1/24 (Prerefunded 1/1/19)	AA/P	2,845,000	2,927,704

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	1,000,000	1,157,470

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/46	A/F	560,000	616,622
5.00%, 11/15/37	A/F	250,000	277,398

TX Private Activity Surface Trans. Corp. Rev. Bonds, (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	500,000	549,025

TX State G.O. Bonds
(Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,750,000	5,288,682
(Trans. Comm.-Mobility Fund), Ser. A, 5.00%, 10/1/36	Aaa	3,300,000	3,754,509
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	200,000	210,872

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,000,000	1,090,600

TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
5.00%, 9/1/36	A+	400,000	423,984
5.00%, 9/1/35	A+	400,000	424,264

TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,150,000	2,314,475

			51,956,780
Virginia (0.7%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	387,443

VA Cmnwlth. Trans. Board Rev. Bonds, (Cap. Projects), 4.00%, 5/15/34	Aa1	325,000	337,266

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/35	Aa3	1,500,000	1,554,735

			2,279,444
Washington (2.6%)

Central Puget Sound Regl. Trans. Auth. Rev. Bonds, (Green Bond), Ser. S-1, 5.00%, 11/1/45	AAA	3,120,000	3,525,007

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	1,500,000	1,491,000

WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	750,000	848,580

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.372%, 1/1/42	A	1,100,000	1,110,923

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,057,200
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	800,685

			8,833,395
West Virginia (0.2%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	500,000	536,215

			536,215
Wisconsin (0.8%)

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	190,000	197,891

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,295,525
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	1,000,000	1,081,800

			2,575,216
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds, (Idaho Power Co.), 5.25%, 7/15/26	A1	1,800,000	1,873,854

			1,873,854
TOTAL INVESTMENTS

Total investments (cost $327,047,874)			$334,225,158

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $341,061,388.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	16.9%
	Utilities	15.0
	Transportation	12.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$334,225,158	$—

Totals by level	$—	$334,225,158	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018